Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Weighted average interest rates on the executed loans	2.71%	2.30%	2.23%